Events after the reporting date (Details) ₽ in Millions			1 Months Ended	12 Months Ended
	Feb. 21, 2024 RUB (₽)	Jan. 19, 2024 RUB (₽) installment	Jan. 31, 2024 RUB (₽)	Dec. 31, 2023 RUB (₽)
Events after reporting date
Consideration for sale of subsidiary				₽ (177)
Loss on disposal of subsidiaries				424
Discontinued operations
Events after reporting date
Impairment loss recognised on the remeasurement to fair value less costs to sell				(14,354)
Russian business
Events after reporting date
Impairment loss recognised on the remeasurement to fair value less costs to sell				₽ (14,354)
Disposal of major subsidiary | Russian business
Events after reporting date
Consideration for sale of subsidiary		₽ 23,750
Consideration for sale of subsidiary, discounted		₽ 19,792
Period of receipt of consideration for sale of subsidiary		4 years
Percentage of ownership interest in subsidiary sold		100.00%
Percentage of shares of buyer pledged to secure payment of price for sale of subsidiary		100.00%
Loss on disposal of subsidiaries			₽ (22,684)
Disposal of major subsidiary | Russian business | Within four months
Events after reporting date
Consideration for sale of subsidiary		₽ 11,875
Disposal of major subsidiary | Russian business | Period commencing in Q4 2024
Events after reporting date
Consideration for sale of subsidiary		₽ 11,875
Number of installments for payments received for sale of subsidiary | installment		4
Revocation of banking license
Events after reporting date
Consideration for sale of subsidiary that may be affected by revocation of banking licence	₽ 23,750
Consideration for sale of subsidiary that may be affected by revocation of banking licence, discounted	19,792
Restricted cash	₽ 2,296